UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if this is an Amendment[ ];   Amendment Number:____________
This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:       Ifrah Financial Services, Inc.
Address:    17300 Chenal Parkway, Suite 150
            Little Rock, AR 72223

13F File Number: 28-12063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick Ifrah
Title:          President & CEO
Telephone:      501-821-7733

Signature, Place, and Date of Signing:

/s/Patrick Ifrah          Little Rock, AR        08/10/2010

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT
[ ]        13F NOTICE
[ ]        13F COMBINATION REPORT

List of other managers reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    93
Form 13F Information Table Value Total:   138,319,000

List of Other Included Managers:
None

                                                     FORM 13F INFORMATION TABLE

SECU_NAME	TITLE OF CLASS	CUSIP	VALUE (THOUSANDS) SHARES    DISCRETION OTHER MANAGERS	VOTING AUTH
Abbott Laboratories	COM	002824100	946	20,240.00000 SH	SOLE		N/A	SOLE
Aeropostale		COM	007865108	554	19,360.29254 SH	SOLE		N/A	SOLE
Amkor Technology	COM	031652100	296	53,825.43653 SH	SOLE		N/A	SOLE
Assurant		COM	04621X108	402	11,609.51938 SH	SOLE		N/A	SOLE
AT&T			COM	001957109	416	17,206.58840 SH	SOLE		N/A	SOLE
BBVA Banco Frances SA 	ORD	07329M100	377	59,798.53268 SH	SOLE		N/A	SOLE
Career Education	COM	141665109	304	13,213.46577 SH	SOLE		N/A	SOLE
Cato Corp. Cl A		COM	149205106	400	18,168.65084 SH	SOLE		N/A	SOLE
CenterPoint Energy	COM	15189T107	378	28,726.52326 SH	SOLE		N/A	SOLE
Coca-Cola Co.		COM	191216100	513	10,254.00000 SH	SOLE		N/A	SOLE
Community Health Syste	COM	203668108	405	11,982.58567 SH	SOLE		N/A	SOLE
Cooper Tire & Rubber	COM	216831107	206	10,608.36342 SH	SOLE		N/A	SOLE
CSG Systems Internatio	COM	126349109	480	26,192.11916 SH	SOLE		N/A	SOLE
Del Monte Foods		COM	24522P103	572	39,800.65314 SH	SOLE		N/A	SOLE
Dress Barn		COM	261570105	311	13,088.44850 SH	SOLE		N/A	SOLE
DuPont De Nemours E.I.	COM	263534109	379	10,972.75676 SH	SOLE		N/A	SOLE
Earthlink Inc.		COM	270321102	311	39,149.44492 SH	SOLE		N/A	SOLE
Endo Pharmaceutical Hl	COM	29264F205	314	14,427.88119 SH	SOLE		N/A	SOLE
Exxon Mobil Corp.	COM	30231G102	902	15,813.00000 SH	SOLE		N/A	SOLE
EZCorp			COM	302301106	301	16,229.78973 SH	SOLE		N/A	SOLE
Finish Line		COM	317923100	255	18,354.99918 SH	SOLE		N/A	SOLE
General Electric	COM	369604103	711	49,372.00000 SH	SOLE		N/A	SOLE
Healthspring		COM	42224N101	445	28,696.87140 SH	SOLE		N/A	SOLE
Horace Mann Educators	COM	440327104	237	15,511.05823 SH	SOLE		N/A	SOLE
Humana			COM	444859102	720	15,772.68823 SH	SOLE		N/A	SOLE
Innophos Holdings, Inc	COM	45774N108	329	12,647.51339 SH	SOLE		N/A	SOLE
Intel			COM	458140100	394	20,305.91190 SH	SOLE		N/A	SOLE
iPath DJ AIG Commodity	COM	06738C778	1,619	43,014.00000 SH	SOLE		N/A	SOLE
iShares Barclays 1-3 Y	COM	464288646	1,522	14,657.72705 SH	SOLE		N/A	SOLE
iShares Barclays 1-3 Y	COM	464287457	10,657	126,688.6073 SH	SOLE		N/A	SOLE
iShares Barclays 10-20	COM	464288653	1,914	16,363.32736 SH	SOLE		N/A	SOLE
iShares Barclays 20 Ye	COM	464287432	5,300	52,096.51965 SH	SOLE		N/A	SOLE
iShares Barclays 3-7 Y	COM	464288661	1,804	15,643.16136 SH	SOLE		N/A	SOLE
iShares Barclays 7-10 	COM	464287440	4,016	41,987.36292 SH	SOLE		N/A	SOLE
iShares Barclays Aggre	COM	464287226	3,300	30,774.36118 SH	SOLE		N/A	SOLE
iShares Barclays Gover	COM	464288596	1,581	14,557.38709 SH	SOLE		N/A	SOLE
iShares Barclays MBS B	COM	464288588	7,249	66,245.70385 SH	SOLE		N/A	SOLE
iShares Barclays Short	COM	464288679	2,388	21,665.76976 SH	SOLE		N/A	SOLE
iShares Barclays TIPS 	COM	464287176	1,589	14,863.34087 SH	SOLE		N/A	SOLE
iShares Cohen & Steers	COM	464287564	2,582	47,033.56691 SH	SOLE		N/A	SOLE
iShares DJ Transportat	COM	464287192	737	10,190.01629 SH	SOLE		N/A	SOLE
iShares Dow Jones US T	COM	464287713	493	26,438.78928 SH	SOLE		N/A	SOLE
iShares Dow Jones US U	COM	464287697	773	11,250.63259 SH	SOLE		N/A	SOLE
iShares Goldman Sachs 	COM	464287515	477	11,096.83881 SH	SOLE		N/A	SOLE
iShares iBoxx $ High Y	COM	464288513	2,494	29,378.30502 SH	SOLE		N/A	SOLE
iShares iBoxx$ Corp Bd	COM	464287242	7,377	68,022.26094 SH	SOLE		N/A	SOLE
iShares MSCI Belgium I	COM	464286301	609	56,224.20694 SH	SOLE		N/A	SOLE
iShares MSCI Canada In	COM	464286509	891	35,849.63628 SH	SOLE		N/A	SOLE
iShares MSCI EAFE Grow	COM	464288885	3,198	66,529.08950 SH	SOLE		N/A	SOLE
iShares MSCI EAFE Smal	COM	464288273	2,560	78,745.00000 SH	SOLE		N/A	SOLE
iShares MSCI Germany I	COM	464286806	619	33,103.96561 SH	SOLE		N/A	SOLE
iShares MSCI Hong Kong	COM	464286871	637	43,190.88233 SH	SOLE		N/A	SOLE
iShares MSCI Singapore	COM	464286673	319	28,424.97331 SH	SOLE		N/A	SOLE
iShares MSCI South Kor	COM	464286772	618	13,833.66109 SH	SOLE		N/A	SOLE
iShares S&P 500/BARRA 	COM	464287309	5,966	112,695.5140 SH	SOLE		N/A	SOLE
iShares S&P MidCap 400	COM	464287606	4,979	64,765.35602 SH	SOLE		N/A	SOLE
iShares S&P SmallCap 6	COM	464287887	4,013	70,487.26116 SH	SOLE		N/A	SOLE
iShares Tr Ftse Xnhua 	COM	464287184	1,001	25,589.21953 SH	SOLE		N/A	SOLE
iShares Tr Msci Emerg 	COM	464287234	2,544	68,178.00000 SH	SOLE		N/A	SOLE
Lincare Holdings	COM	532791100	414	12,748.71638 SH	SOLE		N/A	SOLE
Mattel			COM	577081102	284	13,464.05770 SH	SOLE		N/A	SOLE
Meadowbrook Insurance 	COM	58319P108	205	23,787.28136 SH	SOLE		N/A	SOLE
New York Community Ban	COM	649445103	218	14,295.64451 SH	SOLE		N/A	SOLE
Partner Communications	COM	70211M109	305	20,009.42466 SH	SOLE		N/A	SOLE
RadioShack		COM	750438103	461	23,673.41850 SH	SOLE		N/A	SOLE
Rent-A-Center		COM	76009N100	257	12,717.75160 SH	SOLE		N/A	SOLE
Rock-Tenn		COM	772739207	516	10,397.76519 SH	SOLE		N/A	SOLE
Rogers Communications 	COM	775109200	367	11,219.48013 SH	SOLE		N/A	SOLE
Sara Lee		COM	803111103	277	19,664.03186 SH	SOLE		N/A	SOLE
SPDR Barclays Intl Tre	COM	78464A516	1,586	29,517.00000 SH	SOLE		N/A	SOLE
Telecom Argentina SA	COM	879273209	432	26,340.25301 SH	SOLE		N/A	SOLE
Temple-Inland		COM	879868107	208	10,089.05524 SH	SOLE		N/A	SOLE
Teradyne		COM	880770102	335	34,404.30228 SH	SOLE		N/A	SOLE
Ternium SA ADR		ORD	881694103	350	10,652.48512 SH	SOLE		N/A	SOLE
Texas Instruments	COM	882508104	279	12,019.09024 SH	SOLE		N/A	SOLE
Tyco Electronics Ltd. 	COM	H8912P106	335	13,204.25740 SH	SOLE		N/A	SOLE
UAL Corporation		COM	902549807	214	10,421.65927 SH	SOLE		N/A	SOLE
UnitedHealth Group	COM	91324P102	363	12,800.93675 SH	SOLE		N/A	SOLE
USA Mobility		COM	90341G103	309	23,927.76400 SH	SOLE		N/A	SOLE
Vanguard Emerging Mark	COM	922042858	1,550	40,812.18531 SH	SOLE		N/A	SOLE
Vanguard Intl Equity I	COM	922042775	6,918	180,274.3525 SH	SOLE		N/A	SOLE
Vanguard Large Cap ETF	COM	922908637	2,693	57,436.63615 SH	SOLE		N/A	SOLE
Vanguard Mega Cap 300 	COM	921910840	1,586	48,700.99799 SH	SOLE		N/A	SOLE
Vanguard Mega Cap 300 	COM	921910816	1,755	46,288.76952 SH	SOLE		N/A	SOLE
Vanguard Mid-Cap Growt	COM	922908538	2,435	51,910.65602 SH	SOLE		N/A	SOLE
Vanguard Mid-Cap Value	COM	922908512	2,381	54,370.30004 SH	SOLE		N/A	SOLE
Vanguard REIT Index ET	COM	922908553	1,542	33,181.44788 SH	SOLE		N/A	SOLE
Vanguard Small Cap Gro	COM	922908595	4,446	75,537.77540 SH	SOLE		N/A	SOLE
Vanguard Small Cap Val	COM	922908611	5,311	98,536.67817 SH	SOLE		N/A	SOLE
Vanguard Total Stock M	COM	922908769	756	14,393.25820 SH	SOLE		N/A	SOLE
Wal-Mart Stores		COM	931142103	595	12,395.00000 SH	SOLE		N/A	SOLE
Western Digital		COM	958102105	384	12,746.17006 SH	SOLE		N/A	SOLE
World Acceptance	COM	981419104	568	14,841.31168 SH	SOLE		N/A	SOLE